Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Fair Value	$ 65,270,000	$ 57,789,000
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	65,270,000	57,789,000
EBP, Participant Contribution, Receivable	0	8,000
EBP, Employer Contribution, Receivable	2,066,000	2,198,000
EBP, Note Receivable from Participant	1,027,314	835,000
EBP, Receivable	3,093,000	3,041,000
EBP, Net Asset Available for Benefit	$ 68,363,000	$ 60,830,000